Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Barclays PLC
Entity File Number	1-09246
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	15,154,554,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0000312069
American Depositary Shares, each representing four 25p ordinary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four 25p ordinary shares
Trading Symbol	BCS
Security Exchange Name	NYSE
4.375% Fixed Rate Subordinated Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	4.375% Fixed Rate Subordinated Notes due 2024
Trading Symbol	BCS24
Security Exchange Name	NYSE
3.65% Fixed Rate Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.65% Fixed Rate Senior Notes due 2025
Trading Symbol	BCS25
Security Exchange Name	NYSE
5.25% Fixed Rate Senior Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	5.25% Fixed Rate Senior Notes due 2045
Trading Symbol	BCS45
Security Exchange Name	NYSE
4.375% Fixed Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	4.375% Fixed Rate Senior Notes due 2026
Trading Symbol	BCS26
Security Exchange Name	NYSE
5.20% Fixed Rate Subordinated Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.20% Fixed Rate Subordinated Notes due 2026
Trading Symbol	BCS26A
Security Exchange Name	NYSE
4.337% Fixed Rate Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.337% Fixed Rate Senior Notes due 2028
Trading Symbol	BCS28
Security Exchange Name	NYSE
4.950% Fixed Rate Senior Notes due 2047
Document Information [Line Items]
Title of 12(b) Security	4.950% Fixed Rate Senior Notes due 2047
Trading Symbol	BCS47
Security Exchange Name	NYSE
4.836% Fixed Rate Subordinated Callable Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.836% Fixed Rate Subordinated Callable Notes due 2028
Trading Symbol	BCS28A
Security Exchange Name	NYSE
3.250% Fixed Rate Senior Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	3.250% Fixed Rate Senior Notes due 2033
Trading Symbol	BCS33
Security Exchange Name	NYSE
4.972% Fixed-to-Floating Rate Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	4.972% Fixed-to-Floating Rate Senior Notes due 2029
Trading Symbol	BCS29
Security Exchange Name	NYSE
3.932% Fixed-to-Floating Rate Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.932% Fixed-to-Floating Rate Senior Notes due 2025
Trading Symbol	BCS25A
Security Exchange Name	NYSE
5.088% Fixed-to-Floating Rate Subordinated Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	5.088% Fixed-to-Floating Rate Subordinated Notes due 2030
Trading Symbol	BCS30
Security Exchange Name	NYSE
2.852% Fixed-to-Floating Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	2.852% Fixed-to-Floating Rate Senior Notes due 2026
Trading Symbol	BCS26B
Security Exchange Name	NYSE
2.645% Fixed Rate Resetting Senior Callable Notes due 2031
Document Information [Line Items]
Title of 12(b) Security	2.645% Fixed Rate Resetting Senior Callable Notes due 2031
Trading Symbol	BCS31
Security Exchange Name	NYSE
3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.564% Fixed Rate Resetting Subordinated Callable Notes due 2035
Trading Symbol	BCS35
Security Exchange Name	NYSE
2.667% Fixed Rate Resetting Senior Callable Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.667% Fixed Rate Resetting Senior Callable Notes due 2032
Trading Symbol	BCS32
Security Exchange Name	NYSE
3.811% Fixed Rate Resetting Subordinated Callable Notes due 2042
Document Information [Line Items]
Title of 12(b) Security	3.811% Fixed Rate Resetting Subordinated Callable Notes due 2042
Trading Symbol	BCS42
Security Exchange Name	NYSE
2.279% Fixed Rate Resetting Senior Callable Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	2.279% Fixed Rate Resetting Senior Callable Notes due 2027
Trading Symbol	BCS27
Security Exchange Name	NYSE
2.894% Fixed Rate Resetting Senior Callable Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.894% Fixed Rate Resetting Senior Callable Notes due 2032
Trading Symbol	BCS32A
Security Exchange Name	NYSE
3.330% Fixed Rate Resetting Senior Callable Notes due 2042
Document Information [Line Items]
Title of 12(b) Security	3.330% Fixed Rate Resetting Senior Callable Notes due 2042
Trading Symbol	BCS42A
Security Exchange Name	NYSE
5.304% Fixed Rate Resetting Senior Callable Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.304% Fixed Rate Resetting Senior Callable Notes due 2026
Trading Symbol	BCS26C
Security Exchange Name	NYSE
5.501% Fixed Rate Resetting Senior Callable Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	5.501% Fixed Rate Resetting Senior Callable Notes due 2028
Trading Symbol	BCS28B
Security Exchange Name	NYSE
5.746% Fixed Rate Resetting Senior Callable Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	5.746% Fixed Rate Resetting Senior Callable Notes due 2033
Trading Symbol	BCS33A
Security Exchange Name	NYSE
7.325% Fixed Rate Resetting Senior Callable Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	7.325% Fixed Rate Resetting Senior Callable Notes due 2026
Trading Symbol	BCS26D
Security Exchange Name	NYSE
7.385% Fixed Rate Resetting Senior Callable Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	7.385% Fixed Rate Resetting Senior Callable Notes due 2028
Trading Symbol	BCS28C
Security Exchange Name	NYSE
7.437% Fixed Rate Resetting Senior Callable Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	7.437% Fixed Rate Resetting Senior Callable Notes due 2033
Trading Symbol	BCS33B
Security Exchange Name	NYSE
5.829% Fixed-to-Floating Rate Resetting Senior Callable Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	5.829% Fixed-to-Floating Rate Resetting Senior Callable Notes due 2027
Trading Symbol	BCS27A
Security Exchange Name	NYSE
6.224% Fixed-to-Floating Rate Resetting Senior Callable Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	6.224% Fixed-to-Floating Rate Resetting Senior Callable Notes due 2034
Trading Symbol	BCS34
Security Exchange Name	NYSE
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)
Document Information [Line Items]
Title of 12(b) Security	7.119% Fixed-to-Floating Rate Subordinated Callable Notes due 2034
Trading Symbol	BCS34A
Security Exchange Name	NYSE
6.496% Fixed-to-Floating Rate Senior Callable Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	6.496% Fixed-to-Floating Rate Senior Callable Notes due 2027
Trading Symbol	BCS27B
Security Exchange Name	NYSE
6.490% Fixed-to-Floating Rate Senior Callable Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	6.490% Fixed-to-Floating Rate Senior Callable Notes due 2029
Trading Symbol	BCS29A
Security Exchange Name	NYSE
6.692% Fixed-to-Floating Rate Senior Callable Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	6.692% Fixed-to-Floating Rate Senior Callable Notes due 2034
Trading Symbol	BCS34B
Security Exchange Name	NYSE
Floating Rate Senior Callable Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Senior Callable Notes due 2027
Trading Symbol	BCS27C
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1 CHURCHILL PLACE
Entity Address, City or Town	LONDON
Entity Address, Postal Zip Code	E14 5HP
Entity Address, Country	GB
Contact Personnel Name	KATHRYN ROBERTS
City Area Code	+44
Local Phone Number	(0)20 7116 8774
Contact Personnel Email Address	KATHRYN.ROBERTS@BARCLAYS.COM